Form N-CSR Cover	12 Months Ended
May 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	Explanatory Note: The Registrant is filing this amendment to its Form N-CSR for the reporting period ended May 31, 2025, originally filed with the Securities and Exchange Commission on July 31, 2025 (Accession Number 0001145549-25-050263). The purpose of this amendment is to revise Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies to add the registrant's name, the commencement of operations period under audit and other grammatical updates to the Report of Independent Registered Public Accounting Firm. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.
Registrant Name	Capital Group Equity ETF Trust I
Entity Central Index Key	0002034928
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025